Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Government authorities	$ 605	$ 166
Prepaid expenses	363	330
Other current assets	27	268
Total	$ 995	$ 764